CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities:
Net income (loss)	¥ 168,652,466	$ 25,847,121	¥ 190,084,771	¥ (349,027,476)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Allowance (reversals) to bad debt expense	505,912	77,534	3,060,389	(1,215,464)
Share-based compensation	39,608,915	6,070,332	19,622,779	265,874,927
Change in fair value of a convertible loan	0	0	0	34,499,858
Depreciation and amortization	50,239,037	7,699,469	32,428,391	18,881,376
Investment income	(17,697,800)	(2,712,307)	(6,088,425)	(4,601,849)
Unrealized foreign exchange loss (gain)	3,358,752	514,751	(706,712)	108,528
Deferred income tax expense (benefit)	(18,150,489)	(2,781,685)	753,806
Loss on disposal of property, plant and equipment	17,160	2,630	46,679	227,720
Write-down of inventories	5,809,583	890,358	10,491,137	18,254,406
Changes in operating assets and liabilities:
Accounts receivable	13,402,725	2,054,057	(63,864,244)	(42,827,269)
Inventories	30,565,820	4,684,417	(46,739,327)	(72,410,646)
Prepayments and other current assets	1,080,721	165,628	(3,943,720)	(19,570,371)
Other non-current assets	(391,736)	(60,036)	(2,419,398)	(130,199)
Accounts payable	136,838,756	20,971,457	9,321,752	124,728,425
Advances from customers	32,655,527	5,004,678	(13,027,552)	(27,997,528)
Deferred revenue	(7,944,641)	(1,217,570)	20,375,602	2,903,070
Other non-current liabilities	5,846,549	896,023	532,460	5,231,091
Income taxes payable	11,541,289	1,768,780	3,013,805
Accrued expenses and other current liabilities	9,660,165	1,480,487	25,738,242	55,640,518
Net cash provided by operating activities	465,598,711	71,356,124	178,680,435	8,569,117
Investing activities:
Cash paid for purchase of property, plant and equipment	(111,745,878)	(17,125,805)	(114,234,236)	(32,017,882)
Payments for land use rights	(39,749,734)	(6,091,913)	(24,762,190)	(12,329,652)
Purchase of intangible assets	(86,358)	(13,235)	(2,017,645)	(8,941,893)
Purchase of term deposits	(411,324,241)	(63,038,198)	(172,397,059)	(95,540,873)
Cash received from redemption of term deposits	445,826,800	68,325,946	27,583,462	75,638,800
Cash paid for purchase of short-term investments	(2,726,500,000)	(417,854,406)	(1,808,463,130)	(1,308,000,000)
Cash received from sale of short-term investments	2,308,347,800	353,769,778	1,626,401,557	1,277,601,849
Net cash used in investing activities	(535,231,611)	(82,027,833)	(467,889,241)	(103,589,651)
Financing activities:
Proceeds from issuance of Class A ordinary shares upon IPO, net of underwriting commissions and discounts of RMB30,599,667				406,538,433
Payment of issuance cost of Class A ordinary shares in connection with IPO			(3,130,639)	(20,089,502)
Issuance of Series B redeemable convertible preferred shares				161,392,196
Cash received from exercise of employee stock options	24,230,446	3,713,478	996,926
Cash paid for repurchase of ordinary shares				(4,202,335)
Proceeds from short-term bank borrowings	180,000,000	27,586,207	266,280,240	199,978,003
Repayment for short-term bank borrowings	(217,394,132)	(33,317,108)	(228,864,111)	(188,234,207)
Net cash provided by (used in) financing activities	(13,163,686)	(2,017,423)	35,282,416	555,382,588
Effect of foreign currency exchange rate changes on cash and restricted cash	(23,332,213)	(3,575,818)	7,206,098	6,074,726
Net increase (decrease) in cash and restricted cash	(106,128,799)	(16,264,950)	(246,720,292)	466,436,780
Cash and restricted cash at the beginning of the year	501,602,013	76,873,872	748,322,305	281,885,525
Cash and restricted cash at the end of the year	395,473,214	60,608,922	501,602,013	748,322,305
Supplemental information
Interest paid	8,937,637	1,369,753	9,705,406	7,656,695
Income tax paid	27,695,456	4,244,514	4,446,731
Payable for issuance cost of Class A ordinary shares in connection with IPO				¥ (3,130,639)
Payable for the construction of building	¥ 6,313,746	$ 967,624	¥ 22,982,521